Operating Lease Obligations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Lease Obligations [Abstract]
Rental expense including license fees	$ 109	$ 147	$ 142